Description of Business (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Jun. 25, 2021	Jun. 09, 2021	Sep. 30, 2021	Dec. 31, 2021
Stock Issued During Period, Value, New Issues
Voting percent		51.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.84%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		250.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions		35.00%
Stock Issued During Period, Shares, Conversion of Convertible Securities		14,465,259
Mr. Gerard Dab [Member]
Number of shares exchanged		$ 200,000
Stock Repurchased During Period, Value		$ 122,000
Series B Convertible Redeemable Preferred Stock [Member]
Percentage of Shares for Conversion	4.99%
Series A Supermajority Voting Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions		1,000
Series A Supermajority Voting Preferred Stock [Member] | Mr. Gerard Dab [Member]
Number of shares exchanged		$ 300,000
Series C Convertible Redeemable Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions		200
Rennova Health, Inc. [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Sale of Stock, Number of Shares Issued in Transaction	14,000		950
Preferred Stock, Par or Stated Value Per Share	$ 1,000
Stock Issued During Period, Shares, New Issues	14,950
Stock Issued During Period, Value, New Issues	$ 9,086,396